Interim Condensed Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenues:
Products	$ 69	$ 59	$ 188
Services	4	85	85
Revenues	73	144	273
Cost of revenues:
Products	276	157	370
Services		85	85
Cost of revenues:	276	242	455
Gross Loss	(203)	(98)	(182)
Research and development expenses	(356)	(471)	(609)
Sales and marketing expenses	(213)	(232)	(326)
General and administrative expenses	(2,639)	(1,168)	(3,081)
Net change in fair value of financial assets at fair value through profit or loss	(323)		92
Share of net loss of associate accounted for using the equity method	(138)		(216)
Amortization of excess purchase price of an associate	(546)
Listing expenses			(10,098)
Operating loss	(4,418)	(1,969)	(14,420)
Changes in fair value of warrants issued to investors	789	7	142
Financial income in respect of deposits, bank commissions and exchange differences, net	30	154	99
Financial income, net	819	161	241
Loss before taxes on income	(3,599)	(1,808)	(14,179)
Tax benefit		4	1
Total comprehensive loss for the period	(3,599)	(1,804)	(14,178)
Items that may be reclassified to profit or loss
Share of other comprehensive income of associates accounted for using the equity method	4		(28)
Items that will not be reclassified to profit or loss
Share of other comprehensive income of associates accounted for using the equity method			(13)
Other comprehensive income (loss) for the period	4		(41)
Total comprehensive loss for the period	(3,595)	(1,804)	(14,219)
Loss for the period is attributable to:
Owners of Medigus	(2,553)	(1,804)	(14,178)
Non-controlling interest	(1,046)
Loss for the year	(3,599)	(1,804)	(14,178)
Total comprehensive loss for the period is attributable to:
Owners of Medigus	(2,549)	(1,804)	(14,219)
Non-controlling interest	(1,046)
Total comprehensive income (loss) for the period	$ (3,595)	$ (1,804)	$ (14,219)
Basic and diluted loss per ordinary share	$ (0.04)	$ (0.02)	$ (0.18)
Weighted average number of ordinary shares outstanding used to compute (in thousands)	90,416	75,932	78,124